Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Summary of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content
The Group is subject to the following minimum guarantees relating to the content on its Service, the majority of which relate to minimum royalty payments associated with its license agreements for the use of licensed content, as at December 31:

	2025	2024	2023
	(in € millions)
Not later than one year	1,123	3,021	1,055
Later than one year but not more than five years	1,490	1,399	3,610
Total	2,613	4,420	4,665

Summary of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancelable Agreements
In addition, the Group is subject to various non-cancelable purchase obligations and service agreements with minimum spend commitments, including a service agreement with Google for the use of Google Cloud Platform and certain content and marketing commitments as at December 31:

	2025	2024	2023
	(in € millions)
Not later than one year	626	598	453
Later than one year but not more than five years	896	1,021	1,369
More than five years	53	68	83
Total	1,575	1,687	1,905